Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($) $ in Thousands		Taxes	Royalties	Fees	Total Payments
Total	[1],[2]	$ 17,623	$ 85,906	$ 3,676	$ 107,205
Gobernador Ayala
Total	[1],[2]	207	2,571		2,778
Rio Neuquén
Total	[1],[2]	1,085	9,752	326	11,163
El Mangrullo
Total	[1],[2]	4,465	45,089	415	49,969
Rincón de Aranda
Total	[1],[2]	195	2,434	132	2,761
Rincón el Mangrullo
Total	[1],[2]	142	1,253		1,395
Parva Negra
Total	[1],[2]			122	122
Sierra Chata
Total	[1],[2]	1,964	18,095	744	20,803
El Tordillo
Total	[1],[2]	690	4,962	1,654	7,306
Puesto Quiroga
Total	[1],[2]		214		214
Aguarague
Total	[1],[2]	207	1,243	$ 283	1,733
Chirete
Total	[1],[2]		$ 293		293
Oil and Gas Exports
Total	[1],[2]	$ 8,668			$ 8,668

[1]	All payments are reported in U.S. dollars. Payments relating to projects in Argentina were made in Argentinean Pesos, and such payments have been converted to U.S. dollars using, except for Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rates of the Banco de la Nación Argentina as of closing of the day before of each payment. For all Taxes other than Taxes for Oil and Gas Exports, the sellers “divisa” exchange rate published by the Banco de la Nación Argentina as of December 31, 2024 of Pesos 1,032.00 per US dollar was used to make such conversion.
[2]	Sums are rounded, so they may not add up.